Document and Entity Information	6 Months Ended
Sep. 30, 2019
Document And Entity Information
Entity Registrant Name	China SXT Pharmaceuticals, Inc.
Entity Central Index Key	0001723980
Amendment Flag	true
Amendment Description	On March 31, 2020, China SXT Pharmaceuticals, Inc. (the "Company") furnished to the U.S. Securities and Exchange Commission (the "Commission") a report on Form 6-K to report that the Company relied on an order issued by the Commission on March 4, 2020 (Release No. 34-88318), as modified on March 25, 2020 (Release No. 34-88465) (the "Order"), and avail itself a 45-day extension for filing of its interim financial statements on Form 6-K for the six months ended on September 30, 2019 (the "Original Report"), which is originally due on March 31, 2020, as a result of the COVID-19 outbreak. The Company is filing this Amendment No. 1 (this "Amendment") to the Original Report, as filed with the Commission on April 22, 2020. This Amendment is furnished by the Company solely to disclose that the Company had filed the Original Report after March 31, 2020 in reliance on the Order. In December 2019, a novel strain of coronavirus was reported to have surfaced in Wuhan, China, which has and is continuing to spread throughout China and other parts of the world, including the United States. On January 30, 2020, the World Health Organization declared the outbreak of the coronavirus disease (COVID-19) a "Public Health Emergency of International Concern," and on March 11, 2020, the World Health Organization characterized the outbreak as a "pandemic." Jiangsu Province, where we conduct a substantial part of our business, was materially impacted by the COVID-19. The Company has been following the recommendations of local health authorities to minimize exposure risk for its employees, including the temporary closures of our offices and production, and having employees work remotely. Our on-site work was not resumed until mid-March, 2020 upon the approval from the local government. As a result of the above-mentioned factors, the Company's books and records were not easily accessible, resulting in delay in preparation, compilation and completion of the Original Report. Except as described above, this Amendment does not amend, modify or update the information in, or exhibits to, the Original Report, and we have not updated disclosures included therein to reflect any subsequent developments or events. This Amendment should be read in conjunction with the Original Report and with our other filings made with the SEC subsequent to the filing of the Original Report.
Current Fiscal Year End Date	--03-31
Document Type	6-K/A
Document Period End Date	Sep. 30, 2019
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Entity File Number	333-231839